Accounts And Notes Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2015
Receivables [Abstract]
Schedule Of Accounts And Notes Receivable, Net
Accounts and notes receivable, net consist of the following at year end:

	2015	2014
Receivables from franchisees	$34,714	$38,330
Debit and credit card receivables	28,683	38,826
Meal voucher receivables	8,920	12,962
Notes receivable	3,799	2,258
Allowance for doubtful accounts	(12,768)	(9,373)
	$63,348	$83,003